Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Parentheticals) (Details)	12 Months Ended
Oct. 31, 2024
Foreign Exchange Rate Risk [Member]
Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Parentheticals) (Details) [Line Items]
Impact of a strengthening or weakening of foreign exchange rate	10.00%